August 9, 2013

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:	Capital Group Emerging Markets Total Opportunities Fund
File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for Capital Group Emerging Markets Total Opportunities Fund.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the U.S. Securities and Exchange Commission on July 19, 2013 pursuant to Rule 497 (Accession No. 0000051931-13-000601), which is incorporated by reference into this filing.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase